Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross amount of goodwill
Balance at beginning of period	SFr 8,657	SFr 8,633
Foreign currency translation impact	(62)	29
Other	(41)	(5)
Balance at end of period	8,554	8,657
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,663	4,766
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	615	610
Foreign currency translation impact	(5)	2
Other	(3)	3
Balance at end of period	607	615
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	607	615
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,544	1,544
Foreign currency translation impact	(22)	8
Other	(28)	(8)
Balance at end of period	1,494	1,544
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,494	1,544
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,278	2,268
Foreign currency translation impact	(20)	10
Other	(10)	0
Balance at end of period	2,248	2,278
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	SFr 1,476	1,506
Percentage by which goodwill fair value exceeds carrying value	8.00%
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	SFr 3,182	3,178
Foreign currency translation impact	(6)	4
Other	0	0
Balance at end of period	3,176	3,182
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	457	463
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,026	1,021
Foreign currency translation impact	(9)	5
Other	0	0
Balance at end of period	1,017	1,026
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	SFr 629	638
Percentage by which goodwill fair value exceeds carrying value	9.00%
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at end of period	SFr 12
Bank
Net book value
Net book value	SFr 3,960	SFr 4,056